Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.43%	14.82%
Linked Benchmark (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	2.27%	4.85%	5.28%
A
Prospectus [Line Items]
Average Annual Return, Percent	(0.68%)	4.43%	5.87%
A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(1.80%)	3.16%	4.47%
A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	(0.04%)	3.09%	4.19%
C
Prospectus [Line Items]
Average Annual Return, Percent	2.39%	4.72%	5.67%
F
Prospectus [Line Items]
Average Annual Return, Percent	4.41%	5.78%	[1]
I
Prospectus [Line Items]
Average Annual Return, Percent	4.31%	5.68%	6.65%
R
Prospectus [Line Items]
Average Annual Return, Percent	3.90%	5.25%	6.21%
Z
Prospectus [Line Items]
Average Annual Return, Percent	4.41%	5.78%	6.74%

[1]	The inception date for Class F shares is April 3, 2017. Since inception and through December 31, 2025, Class F shares had a return before taxes of 6.56%.